Intangible Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, gross	$ 18,409,016	$ 18,411,294
Accumulated amortization	2,727,969	2,554,267
Intangible assets	15,681,047	15,857,027	$ 12,527,980
Betting platform system [Member]
Intangible assets, gross	5,689,965	5,689,965
Accumulated amortization	732,153	637,320
Intangible assets	4,957,812	5,052,645	1,405,134
License [Member]
Intangible assets, gross	10,692,060	10,694,227
Accumulated amortization	790,731	764,732
Intangible assets	9,901,329	9,929,495	10,037,980
Location contracts [Member]
Intangible assets, gross	1,000,000	1,000,000
Accumulated amortization	804,402	768,688
Intangible assets	195,598	231,312	374,169
Customer relationships [Member]
Intangible assets, gross	870,927	870,927
Accumulated amortization	316,343	301,227
Intangible assets	554,584	569,700	630,161
Trademarks[Member]
Intangible assets, gross	116,175	116,175
Accumulated amortization	44,340	42,300
Intangible assets	71,724	73,875	75,583
Website [Member]
Intangible assets, gross	40,000	40,000
Accumulated amortization	40,000	40,000
Intangible assets			$ 4,953